TRADE ACCOUNTS RECEIVABLE, NET - Summary of Movement of allowance for doubtful accounts (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to expense	$ 3,665	¥ 25,537		¥ (1,494,707)
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	523,154	3,645,334	¥ 3,252,405
Charge to expense	8,559	59,638	392,929
Charge to reversal				(1,305,399)
Ending balance	$ 531,713	¥ 3,704,972	¥ 3,645,334	¥ 3,252,405